Investments and Related Matters Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified							3 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Investment Segment [Member]	Dec. 31, 2011 Investment Segment [Member]	Dec. 31, 2010 Investment Segment [Member]	Mar. 31, 2011 Icahn Fund Ltd. [Member]	Jun. 30, 2012 Hain [Member] Investment Segment [Member]	Dec. 31, 2011 Hain [Member] Investment Segment [Member]	Jun. 30, 2012 MGM [Member] Investment Segment [Member]	Jun. 30, 2012 Equity Method Investments [Member] Investment Segment [Member]	Jun. 30, 2011 Equity Method Investments [Member] Investment Segment [Member]	Jun. 30, 2012 Equity Method Investments [Member] Investment Segment [Member]	Jun. 30, 2011 Equity Method Investments [Member] Investment Segment [Member]	Dec. 31, 2011 Equity Method Investments [Member] Investment Segment [Member]	Dec. 31, 2010 Equity Method Investments [Member] Investment Segment [Member]	Dec. 31, 2009 Equity Method Investments [Member] Investment Segment [Member]	Dec. 31, 2011 Amortized Cost [Member] Investment Segment [Member]		Dec. 31, 2010 Amortized Cost [Member] Investment Segment [Member]		Dec. 31, 2011 Fair Value [Member] Investment Segment [Member]		Dec. 31, 2010 Fair Value [Member] Investment Segment [Member]		Dec. 31, 2011 Equity securities [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Communications [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Communications [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Communications [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Communications [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Consumer, non-cyclical [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Consumer, non-cyclical [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Consumer, non-cyclical [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Consumer, non-cyclical [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Consumer, cyclical [Member] Amortized Cost [Member] Investment Segment [Member]		Dec. 31, 2010 Equity securities [Member] Consumer, cyclical [Member] Amortized Cost [Member] Investment Segment [Member]		Dec. 31, 2011 Equity securities [Member] Consumer, cyclical [Member] Fair Value [Member] Investment Segment [Member]		Dec. 31, 2010 Equity securities [Member] Consumer, cyclical [Member] Fair Value [Member] Investment Segment [Member]		Dec. 31, 2011 Equity securities [Member] Basic materials [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Basic materials [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Basic materials [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Basic materials [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Energy sector [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Energy sector [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Energy sector [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Energy sector [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Financial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Financial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Financial [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Financial [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Index [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Index [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Index [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Index [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Industrial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Industrial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Industrial [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Industrial [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Technology [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Technology [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Technology [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Technology [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Utilities [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Utilities [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Utilities [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Utilities [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Funds [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Funds [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Equity securities [Member] Funds [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Equity securities [Member] Funds [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Communications [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Communications [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Communications [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Communications [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Consumer, cyclical [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Consumer, cyclical [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Consumer, cyclical [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Consumer, cyclical [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Financial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Financial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Financial [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Financial [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Utilities [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Utilities [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Utilities [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Utilities [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Sovereign debt [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Sovereign debt [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Corporate debt [Member] Sovereign debt [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Corporate debt [Member] Sovereign debt [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2011 Mortgage-backed securities [Member] Financial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] Financial [Member] Amortized Cost [Member] Investment Segment [Member]	Dec. 31, 2011 Mortgage-backed securities [Member] Financial [Member] Fair Value [Member] Investment Segment [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] Financial [Member] Fair Value [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Investment Segment [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Investment Segment [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Investment Segment [Member]		Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Communications [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Communications [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Communications [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Consumer, non-cyclical [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Consumer, non-cyclical [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Consumer, non-cyclical [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Consumer, cyclical [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Consumer, cyclical [Member] Investment Segment [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Consumer, cyclical [Member] Investment Segment [Member]		Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Basic materials [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Basic materials [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Basic materials [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Energy sector [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Energy sector [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Energy sector [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Financial [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Financial [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Financial [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Index [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Index [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Industrial [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Industrial [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Industrial [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Technology [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Technology [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Technology [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Funds [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Funds [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Equity securities [Member] Funds [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Communications [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Communications [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Communications [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Consumer, cyclical [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Consumer, cyclical [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Consumer, cyclical [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Financial [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Financial [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Financial [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Sovereign debt [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Sovereign debt [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Corporate debt [Member] Sovereign debt [Member] Investment Segment [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Mortgage-backed securities [Member] Financial [Member] Investment Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Mortgage-backed securities [Member] Financial [Member] Investment Segment [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Mortgage-backed securities [Member] Financial [Member] Investment Segment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities																										$ 6,672	$ 6,027	$ 7,605	$ 6,451	$ 2,203	$ 2,169	$ 2,593	$ 1,945	$ 1,642	$ 1,833	$ 1,804	$ 2,234	$ 822	[1]	$ 595	[1]	$ 754	[1]	$ 614	[1]	$ 129	$ 0	$ 128	$ 0	$ 1,194	$ 757	$ 1,673	$ 858	$ 320	$ 100	$ 263	$ 137	$ 0	$ 9	$ 0	$ 0	$ 22	$ 94	$ 32	$ 115	$ 169	$ 313	$ 254	$ 405	$ 171	$ 157	$ 104	$ 143					$ 749	$ 592	$ 676	$ 490	$ 89	$ 0	$ 84	$ 0	$ 516	$ 544	$ 439	$ 485	$ 94	$ 48	$ 109	$ 5	$ 40	$ 0	$ 34	$ 0	$ 10	$ 0	$ 10	$ 0	$ 176	$ 144	$ 167	$ 206							$ 4,407	$ 7,605	$ 6,451	$ 331	$ 2,593	$ 1,945	$ 1,523	$ 1,804	$ 2,234	$ 804	$ 754	[1]	$ 614	[1]	$ 81	$ 128	$ 0	$ 881	$ 1,673	$ 858	$ 228	$ 263	$ 137			$ 0	$ 32	$ 115	$ 253	$ 254	$ 405	$ 216	$ 0		$ 411	$ 676	$ 490	$ 0	$ 84	$ 0	$ 287	$ 439	$ 485	$ 94	$ 109	$ 5	$ 3	$ 10	$ 0	$ 164	$ 167	$ 206
Investments	5,386	8,938	7,470	4,982	8,448	7,426												7,597		6,763		8,448		7,147																																																																																		4,982		8,448		7,147
Derivative Assets																		0	[2]	15	[2]	3	[2]	6	[2]																																																																																	0	[2]	3	[2]	6	[2]
Assets, Fair Value Disclosure																		7,597		6,778		8,451		7,153																																																																																		4,982		8,451		7,153
Securities sold, not yet purchased, at fair value	548	4,476	1,219	548	4,476	1,219												4,610		1,003		4,476		1,219														0		305		0		356										0	51	0	58	0	9	0	5													4,610	638	4,476	800																																			548	4,476	1,219							294	0		356					46	0			0	58	0	5							208	4,476	800
Derivative Liabilities																		0	[3]	24	[3]	42	[3]	60	[3]																																																																																	92	[3]	42	[3]	60	[3]
Liabilities, Fair Value																		4,610		1,027		4,518		1,279																																																																																		640		4,518		1,279
Fair value of equity method investment under fair value option				746	217
Fair value option, recorded gains											46	14	167	21	73	(23)	5
Investment Owned, Balance, Shares								7,130,563	7,130,563	17,174,706
Fair value option investment ownership percentage								16.00%	16.00%	24.00%
Liabilities, decrease from deconsolidation							146
Increased equity attributable to non-controlling interests							$ 146

[1]	We consolidated the financial results of Tropicana effective November 15, 2010. As a result, we eliminated our investment in Tropicana at December 31, 2010. As of April 29, 2011, our Investment segment no longer held an investment in Tropicana common stock. See Note 3, "Operating Units-Gaming," for further discussion regarding the history of the Investment Funds' investment in Tropicana.
[2]	Included in other assets in our consolidated balance sheets.
[3]	Included in accrued expenses and other liabilities in our consolidated balance sheets.